STATEMENTS OF OPERATIONS (Parentheticals) - shares				7 Months Ended
	Dec. 16, 2024	Dec. 12, 2024	Sep. 30, 2024	Dec. 31, 2024
Additional issued of founder shares (in Shares)			984,375
Mountain Lake Acquisition Corp.
Additional issued of founder shares (in Shares)				984,375
Mountain Lake Acquisition Corp. | Founder Shares1 Member
Additional issued of founder shares (in Shares)		984,375
Mountain Lake Acquisition Corp. | Over-Allotment Option
Additional issued of founder shares (in Shares)	359,375
Mountain Lake Acquisition Corp. | Over-Allotment Option | Founder Shares1 Member
Additional issued of founder shares (in Shares)	359,375